UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	09/30/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC California Municipal Money Market Fund

September 30, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.7%	Rate (%)		Date	Amount ($)	Value ($)
California--95.7%
Alameda Unified School District,
GO Notes, TRAN		2.00	6/30/11	1,000,000	1,007,376
California,
GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)		0.30	10/1/10	3,600,000 a	3,600,000
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility;
Dexia Credit Locale)		0.31	10/7/10	390,000 a	390,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of
America)		0.30	10/1/10	100,000 a	100,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)		0.30	11/19/10	2,100,000	2,100,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)		0.45	10/7/10	2,850,000 a	2,850,000
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)		0.23	10/1/10	1,800,000 a	1,800,000
California Municipal Finance
Authority, PCR, Refunding
(Chevron U.S.A. Inc. Project)		0.27	10/1/10	3,600,000 a	3,600,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One NA)		0.25	10/1/10	7,500,000 a	7,500,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank of
California)		0.32	10/7/10	2,825,000 a	2,825,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)		0.39	10/7/10	2,200,000 a	2,200,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)		0.39	10/7/10	2,495,000 a	2,495,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;

Union Bank of California)	0.36	10/7/10	2,730,000 a	2,730,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.39	10/7/10	2,125,000 a	2,125,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company
Project) (LOC; Union Bank of
California)	0.36	10/7/10	1,150,000 a	1,150,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.39	10/7/10	3,400,000 a	3,400,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.39	10/7/10	2,000,000 a	2,000,000
California School Cash Reserve
Program Authority, Revenue	2.50	12/30/10	5,000,000	5,018,310
California Statewide Communities
Development Authority, Revenue
(John Muir Health) (LOC; Wells
Fargo Bank)	0.27	10/1/10	4,000,000 a	4,000,000
California Statewide Communities
Development Authority, TRAN
(County of Yolo)	2.00	6/30/11	2,300,000	2,316,963
California Transit Finance
Authority, Revenue (California
Transit Finance Program)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.34	10/7/10	5,000,000 a	5,000,000
Concord,
MFMR (Arcadian Apartments)
(LOC; FNMA)	0.30	10/7/10	200,000 a	200,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.28	10/7/10	5,900,000 a,b	5,900,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.27	10/7/10	5,505,000 a,b	5,505,000
Irvine Assessment District Number
04-20, Limited Obligation
Improvement Bonds (LOC; KBC
Bank)	0.29	10/1/10	1,000,000 a	1,000,000
Irvine Assessment District Number
94-13, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	0.29	10/1/10	3,000,000 a	3,000,000

Irvine Assessment District Number
97-17, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	0.29	10/1/10	9,200,000 a	9,200,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; Bank of Nova Scotia)	0.29	10/1/10	2,800,000 a	2,800,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; Bank of Nova Scotia)	0.29	10/1/10	2,300,000 a	2,300,000
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Bank of America)	0.29	10/1/10	2,200,000 a	2,200,000
Orange County Sanitation District,
COP, Refunding (Liquidity
Facility; Lloyds TSB Bank PLC)	0.30	10/1/10	1,000,000 a	1,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.43	10/7/10	2,250,000 a,b	2,250,000
Ravenswood City School District,
GO Notes, TRAN	1.75	7/1/11	1,600,000	1,608,281
Roseville Joint Union High School
District, COP (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.45	10/7/10	1,150,000 a	1,150,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.39	10/7/10	400,000 a	400,000
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.37	10/7/10	4,225,000 a,b	4,225,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project) (LOC;
Union Bank of California)	0.33	10/1/10	3,105,000 a	3,105,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.33	10/7/10	1,000,000 a	1,000,000

U.S. Related--4.0%
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation

Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	0.46	10/7/10	4,440,000 a,b	4,440,000

Total Investments (cost $109,490,930)			99.7%	109,490,930
Cash and Receivables (Net)			.3%	282,665
Net Assets			100.0%	109,773,595

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $22,320,000 or 20.3 of net assets.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	109,490,930
Level 3 - Significant Unobservable Inputs	-
Total	109,490,930

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Massachusetts Municipal Money Market Fund

September 30, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.7%	Rate (%)		Date	Amount ($)	Value ($)
Holyoke,
GO Notes, BAN		1.50	2/25/11	697,530	700,083
Hull,
GO Notes, BAN		1.25	2/15/11	2,900,000	2,908,270
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Wells Fargo Bank)		0.24	10/7/10	3,500,000 a	3,500,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)		0.24	10/7/10	3,300,000 a	3,300,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)		0.23	10/7/10	3,600,000 a,b	3,600,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)		0.23	10/7/10	2,000,000 a,b	2,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; BNP
Paribas)		0.26	10/7/10	6,000,000 a,b	6,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; BNP
Paribas)		0.26	10/7/10	2,000,000 a,b	2,000,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Bank)		0.25	10/7/10	2,500,000 a,b	2,500,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)		0.25	10/7/10	3,800,000 a,b	3,800,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)		0.17	10/7/10	2,000,000 a,b	2,000,000
Massachusetts Development Finance
Agency, Revenue (Justice
Resource Institute Issue)
(LOC; Bank of America)		0.26	10/7/10	2,000,000 a	2,000,000
Massachusetts Development Finance
Agency, Revenue (Saint
Peter-Marian Issue) (LOC; Bank
of America)		0.55	10/7/10	910,000 a	910,000
Massachusetts Development Finance
Agency, Senior Living Facility
Revenue (New England Deaconess
Association) (LOC: Banco

Santander)	0.26	10/7/10	6,500,000 a	6,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.22	10/7/10	3,800,000 a,b	3,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	0.23	10/7/10	6,200,000 a,b	6,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
University Issue) (LOC; State
Street Bank and Trust Co.)	0.22	10/7/10	415,000 a,b	415,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue) (LOC; JPMorgan Chase
Bank)	0.26	10/7/10	1,500,000 a	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.27	10/7/10	1,925,000 a	1,925,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	0.24	10/7/10	3,300,000 a	3,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC; Bank
of America)	0.25	10/7/10	2,135,000 a	2,135,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.22	10/1/10	400,000 a,b	400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.20	10/7/10	3,475,000 a,b	3,475,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.22	10/7/10	2,295,000 a,b	2,295,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.29	10/7/10	1,000,000 a,b	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.45	4/7/11	1,500,000 b	1,500,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue

(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.26	10/7/10	200,000 a	200,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.31	10/1/10	850,000 a	850,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.30	10/1/10	3,000,000 a	3,000,000
Nahant,
GO Notes, BAN	1.50	10/13/10	1,566,000	1,566,383
Stoughton,
GO Notes, BAN	1.50	5/13/11	2,500,000	2,513,723

Total Investments (cost $77,793,459)			99.7%	77,793,459
Cash and Receivables (Net)			.3%	207,673
Net Assets			100.0%	78,001,132

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At September 30, 2010, the fund had $40,985,000 or 52.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment In Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	77,793,459
Level 3 - Significant Unobservable Inputs	-
Total	77,793,459

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New York Municipal Money Market Fund

September 30, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.0%	Rate (%)		Date	Amount ($)	Value ($)
New York--97.1%
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)		0.52	10/7/10	1,390,000 a	1,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)		0.47	10/7/10	1,110,000 a	1,110,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)		0.32	10/7/10	2,000,000 a	2,000,000
Belfast Central School District,
GO Notes, BAN		1.75	5/17/11	1,660,000	1,666,653
Broome County Industrial
Development Agency, Civic
Facility Revenue (James G.
Johnston Memorial Nursing Home
Project) (LOC; Banco Santander)		0.33	10/7/10	1,620,000 a	1,620,000
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)		0.40	10/7/10	2,710,000 a	2,710,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)		0.47	10/7/10	1,700,000 a	1,700,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)		0.29	10/7/10	4,375,000 a	4,375,000
Elmira City School District,
GO Notes, BAN		1.50	6/30/11	2,200,000	2,205,672
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)		0.45	10/7/10	2,945,000 a	2,945,000
Evans,
GO Notes, BAN		1.25	10/6/11	1,000,000 b	1,001,970
Forestville Central School
District, GO Notes, BAN		2.00	7/14/11	1,400,000	1,409,432
Hamburg Central School District,
GO Notes, RAN		1.25	11/18/10	1,600,000	1,601,038
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;

Key Bank)	0.55	10/7/10	910,000 a	910,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.30	10/1/10	1,800,000 a	1,800,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.24	10/7/10	5,000,000 a	5,000,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/10	3,000,000	3,012,022
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.27	10/7/10	2,000,000 a	2,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.29	10/7/10	15,500,000 a	15,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.32	10/7/10	2,400,000 a	2,400,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.32	10/7/10	5,040,000 a	5,040,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Bank)	1.33	10/7/10	105,000 a	105,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Banco Santander)	0.42	10/7/10	4,480,000 a	4,480,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Bank)	0.37	10/7/10	8,000,000 a	8,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.30	10/1/10	4,000,000 a	4,000,000
New York City,
GO Notes (LOC; Bank of America)	0.27	10/7/10	11,000,000 a	11,000,000
New York City,
GO Notes (LOC; Landesbank
Baden-Wurttemberg)	0.30	10/1/10	3,950,000 a	3,950,000

New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.29	10/7/10	6,700,000 a,c	6,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.32	10/7/10	3,100,000 a	3,100,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; TD Bank)	0.32	10/7/10	3,900,000 a	3,900,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce Bank
NA)	0.47	10/7/10	3,385,000 a	3,385,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.47	10/7/10	4,615,000 a	4,615,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	8,000,000	8,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.32	10/7/10	9,000,000 a	9,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.26	10/7/10	3,600,000 a	3,600,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.29	10/7/10	6,930,000 a	6,930,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.28	10/7/10	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel
Project) (LOC; JPMorgan Chase
Bank)	0.30	10/7/10	3,800,000 a	3,800,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	0.47	10/7/10	9,990,000 a	9,990,000
Olean,
GO Notes, BAN	1.50	8/11/11	1,700,000	1,702,801
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.34	10/7/10	1,685,000 a	1,685,000
Otsego County Industrial

Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	0.32	10/7/10	1,820,000 a	1,820,000
Port Authority of New York and New
Jersey, Equipment Notes	0.33	10/7/10	4,000,000 a	4,000,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (LOC; Bayerische
Landesbank)	0.31	10/1/10	1,300,000 a	1,300,000
Ravena-Coeymans-Selkirk Central
School District, GO Notes, RAN	1.00	10/15/10	1,240,000	1,240,117
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.45	10/7/10	3,200,000 a	3,200,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.37	10/7/10	2,790,000 a	2,790,000
Rome,
GO Notes, BAN	1.25	1/20/11	1,500,000	1,501,130
Sag Harbor Union Free School
District, GO Notes, TAN	1.50	6/23/11	1,400,000	1,404,013
Schenectady,
GO Notes, BAN	1.50	5/20/11	5,000,000	5,007,775
Sullivan County,
GO Notes, BAN	1.50	3/10/11	2,295,000	2,301,989
Ticonderoga Central School
District, GO Notes, BAN	2.00	6/24/11	2,100,000	2,112,831
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; Citizens Bank of
Massachusetts)	0.39	10/7/10	3,520,000 a	3,520,000
Triborough Bridge and Tunnel
Authority, General Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.31	10/7/10	2,200,000 a	2,200,000
Wappingers Central School
District, GO Notes, TAN	1.00	10/29/10	1,000,000	1,000,312

U.S. Related--2.9%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.37	10/7/10	4,400,000 a	4,400,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.28	10/7/10	1,550,000 a,c	1,550,000

Total Investments (cost $203,387,755)	100.0%	203,387,755
Cash and Receivables (Net)	.0%	100,581
Net Assets	100.0%	203,488,336

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Purchased on a delayed delivery basis.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $8,250,000 or 4.1% of net assets.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	203,387,755
Level 3 - Significant Unobservable Inputs	-
Total	203,387,755

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)